Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net income	$ 84,174	$ 304,654	$ 173,556
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	(684)	2,738	5,950
Unrealized gain / (loss) from hedging foreign currency forward contracts recognized in Other comprehensive income/(loss) before reclassifications	0	(267)	267
Unrealized gain / (loss) from investment in debt security recognized in Other comprehensive income/(loss) before reclassifications	109	0	0
Less:
Reclassification adjustments of interest rate swap gain / (loss) (Notes 9 and 19)	(1,403)	(5,565)	(21,786)
Other comprehensive income / (loss)	(1,978)	(3,094)	(15,569)
Total comprehensive income	$ 82,196	$ 301,560	$ 157,987